CAMINO ROJO PROJECT LOAN (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Schedule of long-tem debt

	December 31, 2022
	Current	Long term	Total
Camino Rojo Project Loan (note 20)	$—	$—	$—
Newmont loan (note 21)	—	—	—
Credit facility (note 22)	22,200	100,795	122,995
Fresnillo obligation (note 23)	22,800	—	22,800
	$45,000	$100,795	$145,795

	December 31, 2021
	Current	Long term	Total
Camino Rojo Project Loan (note 20)	$—	$113,260	$113,260
Newmont loan (note 21)	10,293	—	10,293
Credit facility (note 22)	—	—	—
Fresnillo obligation (note 23)	15,000	22,800	37,800
	$25,293	$136,060	$161,353

Camino Rojo project loan
Disclosure of detailed information about borrowings [line items]
Schedule of long-tem debt

	Loan	Interest and	Transaction
	advances	accretion	costs	Net
At December 31, 2020	$75,000	$—	$(14,304)	$60,696
Advances during the year	50,000	—	(165)	49,835
Accretion during the period, capitalized	—	9,613	2,817	12,430
Cash interest paid	—	(9,613)	—	(9,613)
Foreign exchange	—	—	(88)	(88)
At December 31, 2021	125,000	—	(11,740)	113,260
Accretion during the period, capitalized	—	2,764	848	3,612
Accretion during the period, expensed	—	869	261	1,130
Cash interest paid	—	(3,633)	—	(3,633)
Foreign exchange	—	—	(88)	(88)
Principal repayment including early repayment premium	(127,500)	—	—	(127,500)
Loss on early settlement of project loan	2,500	—	10,719	13,219
At December 31, 2022	$—	$—	$—	$—

Schedule of loss on early settlement of borrowings

	2022	2021
Unamortized transaction costs written off (non-cash)	$10,719	$—
Early repayment premium paid (cash)	2,500	—
Loss on early settlement of project loan	$13,219	$—